                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [_]; Amendment Number:
                                               -------------

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Name:    Spinnaker Capital Limited
     Address: 6 Grosvenor Street
              London W1K 4DJ England

Form 13F File Number: 28-12863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:  Jorge Rosas
     Title: Authorized Signatory
     Phone: +44 20 7903 2900

Signature, Place, and Date of Signing:


/s/ Jorge Rosas              London, England, United Kingdom   November 12, 2009
--------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      20

Form 13F Information Table Value Total: $73,475
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----------------------------------------
1     28-12864               Spinnaker Asset Management - SAM Limited

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
                                                                         Share Number and Type
                                                               Value    ----------------------
                                                              (U.S.$     No. of Shares /        Investment    Other     Voting
       Name of Issuer          Title of Class     CUSIP     thousands)  Principal Amount  Type  Discretion  Managers  Authority
----------------------------  ---------------  -----------  ----------  ----------------  ----  ----------  --------  ---------
ARCELORMITTAL SA LUXEMBOURG   NOTE 5.000% 5/1  03938L AK 0       731            500       PRN   DEFINED         1        NONE
BANCO SANTANDER CHILE NEW     SP ADR REP COM   05965X 10 9       667         11,600       SH    DEFINED         1        NONE
BRASIL TELECOM PARTICIPACOES  SPON ADR PFD     105530 10 9        11            200       SH    DEFINED         1        NONE
CNOOC LTD                     SPONSORED ADR    126132 10 9       135          1,000       SH    DEFINED         1        NONE
CHANGYOU COM LTD              ADS REP CL A     15911M 10 7     4,511        127,000       SH    DEFINED         1        NONE
COMPANHIA DE SANEAMENTO BASI  SPONSORED ADR    20441A 10 2       592         15,600       SH    DEFINED         1        NONE
ENERSIS S A                   SPONSORED ADR    29274F 10 4     1,939        105,100       SH    DEFINED         1        NONE
ITAU UNIBANCO BANCO MULTIPL   SPONS ADR        465562 10 6       532         26,400       SH    DEFINED         1        NONE
KT CORP                       SPONSORED ADR    48268K 10 1       351         20,200       SH    DEFINED         1        NONE
MERCADOLIBRE INC              COM              58733R 10 2       262          6,800       SH    DEFINED         1        NONE
NETEASE COM INC               SPONSORED ADR    64110W 10 2       247          5,400       SH    DEFINED         1        NONE
PERFECT WORLD CO LTD          SPON ADR REP B   71372U 10 4     2,843         59,100       SH    DEFINED         1        NONE
PETROCHINA CO LTD             SPONSORED ADR    71646E 10 0       205          1,800       SH    DEFINED         1        NONE
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG   71654V 10 1    29,483        750,000       SH    DEFINED         1        NONE
SOHU COM INC                  COM              83408W 10 3       598          8,700       SH    DEFINED         1        NONE
STERLITE INDS INDIA LTD       ADS              859737 20 7       201         12,600       SH    DEFINED         1        NONE
SUNTECH PWR HLDGS CO LTD      NOTE 3.000% 3/1  86800C AE 4    14,709         18,660       PRN   DEFINED         1        NONE
TAM SA                        SP ADR REP PFD   87484D 10 3       301         23,300       SH    DEFINED         1        NONE
TERNIUM SA                    SPON ADR         880890 10 8       638         24,000       SH    DEFINED         1        NONE
VALE S A                      ADR REPSTG PFD   91912E 20 4    14,519        707,900       SH    DEFINED         1        NONE